Offsetting Financial Assets and Liabilities - Summary of Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	€ 311,750	€ 305,032
Gross amounts of recognised financial liabilities offset in the statement of financial position	(253,764)	(224,008)
Net amounts of financial assets presented in the statement of financial position	57,986	81,023
Financial instruments	12,016	13,412
Cash and financial instruments received as collateral	42,072	63,267
Net amount	3,898	4,344
Loans and advances to banks [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	868	1,947
Gross amounts of recognised financial liabilities offset in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	868	1,947
Financial instruments	21
Cash and financial instruments received as collateral	738	1,838
Net amount	109	109
Loans and advances to banks [member] | Reverse repurchase, securities borrowing and similar agreements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	868	1,947
Gross amounts of recognised financial liabilities offset in the statement of financial position	0
Net amounts of financial assets presented in the statement of financial position	868	1,947
Financial instruments	21
Cash and financial instruments received as collateral	738	1,838
Net amount	109	109
Loans and advances to banks [member] | Other [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		0
Gross amounts of recognised financial liabilities offset in the statement of financial position		0
Net amounts of financial assets presented in the statement of financial position		0
Net amount		0
Trading assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	77,094	94,164
Gross amounts of recognised financial liabilities offset in the statement of financial position	(24,396)	(19,349)
Net amounts of financial assets presented in the statement of financial position	52,698	74,815
Financial instruments	13,774	15,766
Cash and financial instruments received as collateral	36,556	57,307
Net amount	2,368	1,742
Trading assets [member] | Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	19,766	17,181
Gross amounts of recognised financial liabilities offset in the statement of financial position	(3,851)	(1,012)
Net amounts of financial assets presented in the statement of financial position	15,914	16,168
Financial instruments	13,725	14,664
Cash and financial instruments received as collateral	3	2
Net amount	2,186	1,502
Trading assets [member] | Reverse repurchase, securities borrowing and similar agreements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	57,328	76,983
Gross amounts of recognised financial liabilities offset in the statement of financial position	(20,545)	(18,337)
Net amounts of financial assets presented in the statement of financial position	36,783	58,647
Financial instruments	50	1,102
Cash and financial instruments received as collateral	36,553	57,304
Net amount	181	240
Financial assets at fair value through profit or loss, non-trading derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	54,689
Gross amounts of recognised financial liabilities offset in the statement of financial position	(53,321)
Net amounts of financial assets presented in the statement of financial position	1,368
Financial instruments	1,167
Cash and financial instruments received as collateral	0
Net amount	201
Financial assets at fair value through profit or loss, non-trading derivatives [member] | Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	54,689	41,263
Gross amounts of recognised financial liabilities offset in the statement of financial position	(53,321)	(39,648)
Net amounts of financial assets presented in the statement of financial position	1,368	1,615
Financial instruments	1,167	1,520
Cash and financial instruments received as collateral	0	0
Net amount	201	96
Loans and advances to customers [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	169,313	161,953
Gross amounts of recognised financial liabilities offset in the statement of financial position	(166,624)	(159,819)
Net amounts of financial assets presented in the statement of financial position	2,689	2,134
Financial instruments	1,422	1,166
Cash and financial instruments received as collateral	813	605
Net amount	454	363
Loans and advances to customers [member] | Reverse repurchase, securities borrowing and similar agreements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	0	223
Gross amounts of recognised financial liabilities offset in the statement of financial position	0	(223)
Net amounts of financial assets presented in the statement of financial position	0
Financial instruments	0
Cash and financial instruments received as collateral	0
Net amount	0
Loans and advances to customers [member] | Other [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	169,313	161,730
Gross amounts of recognised financial liabilities offset in the statement of financial position	(166,624)	(159,596)
Net amounts of financial assets presented in the statement of financial position	2,689	2,134
Financial instruments	1,422	1,166
Cash and financial instruments received as collateral	813	605
Net amount	454	363
Other items where offsetting is applied in the statement of financial position [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	9,787	5,705
Gross amounts of recognised financial liabilities offset in the statement of financial position	(9,423)	(5,193)
Net amounts of financial assets presented in the statement of financial position	364	512
Financial instruments	15	1
Cash and financial instruments received as collateral	0
Net amount	349	510
Impact of enforceable master netting arrangements or similar arrangements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	0
Gross amounts of recognised financial liabilities offset in the statement of financial position	0
Net amounts of financial assets presented in the statement of financial position	0
Financial instruments	(4,383)	(5,041)
Cash and financial instruments received as collateral	3,965	3,518
Net amount	418	1,523
Impact of enforceable master netting arrangements or similar arrangements [member] | Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	0
Gross amounts of recognised financial liabilities offset in the statement of financial position	0
Net amounts of financial assets presented in the statement of financial position	0
Financial instruments	(4,380)	(5,041)
Cash and financial instruments received as collateral	3,965	3,518
Net amount	415	1,523
Impact of enforceable master netting arrangements or similar arrangements [member] | Other [member]
Disclosure of offsetting of financial assets [line items]
Financial instruments	(3)	0
Net amount	€ 3	€ 0